Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom Income Fund

June 30, 2019

ZMI-QTLY-0819
1.9884228.102

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 11.0%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	37	$374
Fidelity Series Blue Chip Growth Fund (a)	41	624
Fidelity Series Commodity Strategy Fund (a)	687	3,238
Fidelity Series Growth Company Fund (a)	73	1,263
Fidelity Series Intrinsic Opportunities Fund (a)	92	1,514
Fidelity Series Large Cap Stock Fund (a)	90	1,355
Fidelity Series Large Cap Value Index Fund (a)	30	381
Fidelity Series Opportunistic Insights Fund (a)	37	690
Fidelity Series Small Cap Discovery Fund (a)	16	180
Fidelity Series Small Cap Opportunities Fund (a)	40	559
Fidelity Series Stock Selector Large Cap Value Fund (a)	88	1,084
Fidelity Series Value Discovery Fund (a)	57	733
TOTAL DOMESTIC EQUITY FUNDS
(Cost $12,015)		11,995

International Equity Funds - 9.5%
Fidelity Series Canada Fund (a)	27	291
Fidelity Series Emerging Markets Fund (a)	42	406
Fidelity Series Emerging Markets Opportunities Fund (a)	194	3,695
Fidelity Series International Growth Fund (a)	169	2,754
Fidelity Series International Small Cap Fund (a)	37	601
Fidelity Series International Value Fund (a)	281	2,702
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $10,288)		10,449

Bond Funds - 56.9%
Fidelity Series Emerging Markets Debt Fund (a)	80	781
Fidelity Series Floating Rate High Income Fund (a)	17	162
Fidelity Series High Income Fund (a)	86	823
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,457	14,582
Fidelity Series International Credit Fund (a)	6	56
Fidelity Series Investment Grade Bond Fund (a)	3,583	40,954
Fidelity Series Long-Term Treasury Bond Index Fund (a)	483	4,492
Fidelity Series Real Estate Income Fund (a)	47	517
TOTAL BOND FUNDS
(Cost $61,113)		62,367

Short-Term Funds - 22.6%
Fidelity Series Government Money Market Fund 2.44% (a)(b)	19,961	19,961
Fidelity Series Short-Term Credit Fund (a)	482	4,844
TOTAL SHORT-TERM FUNDS
(Cost $24,770)		24,805
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $108,186)		109,616
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$109,616

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$354	$19	$15	$--	$(4)	$20	$374
Fidelity Series Blue Chip Growth Fund	649	23	72	--	7	17	624
Fidelity Series Canada Fund	267	16	8	--	--	16	291
Fidelity Series Commodity Strategy Fund	3,191	84	--	--	--	(37)	3,238
Fidelity Series Emerging Markets Debt Fund	750	20	--	11	--	11	781
Fidelity Series Emerging Markets Fund	379	38	5	--	--	(6)	406
Fidelity Series Emerging Markets Opportunities Fund	3,431	236	88	--	--	116	3,695
Fidelity Series Floating Rate High Income Fund	161	2	1	2	--	--	162
Fidelity Series Government Money Market Fund 2.44%	19,073	967	79	118	--	--	19,961
Fidelity Series Growth Company Fund	1,298	31	100	--	6	28	1,263
Fidelity Series High Income Fund	805	14	7	13	--	11	823
Fidelity Series Inflation-Protected Bond Index Fund	14,228	92	72	15	1	333	14,582
Fidelity Series International Credit Fund	54	--	--	--	--	2	56
Fidelity Series International Growth Fund	2,489	181	105	--	3	186	2,754
Fidelity Series International Small Cap Fund	597	--	23	--	--	27	601
Fidelity Series International Value Fund	2,473	189	60	--	(5)	105	2,702
Fidelity Series Intrinsic Opportunities Fund	1,595	--	78	--	(3)	--	1,514
Fidelity Series Investment Grade Bond Fund	39,905	600	447	322	1	895	40,954
Fidelity Series Large Cap Stock Fund	1,380	30	88	9	1	32	1,355
Fidelity Series Large Cap Value Index Fund	386	--	20	--	1	14	381
Fidelity Series Long-Term Treasury Bond Index Fund	4,854	165	777	34	39	211	4,492
Fidelity Series Opportunistic Insights Fund	698	16	66	--	3	39	690
Fidelity Series Real Estate Income Fund	501	8	--	7	--	8	517
Fidelity Series Short-Term Credit Fund	4,769	60	24	33	--	39	4,844
Fidelity Series Small Cap Discovery Fund	187	4	11	4	--	--	180
Fidelity Series Small Cap Opportunities Fund	573	--	34	--	(1)	21	559
Fidelity Series Stock Selector Large Cap Value Fund	1,051	22	36	--	(1)	48	1,084
Fidelity Series Value Discovery Fund	743	--	31	--	(1)	22	733
Total	$106,841	$2,817	$2247	$568	$47	$2,158	$109,616

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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